Risk Management (Details 18) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities measured at fair value
Brazilian government securities	R$ 200,835,878	R$ 206,756,050
Corporate debt and marketable equity securities	13,391,018	9,303,942
Bank debt securities	14,984,397	10,164,454
Mutual funds	5,518,833	3,657,393
Foreign governments securities	471,153	849,114
Brazilian sovereign bonds	47,308	659,603
Financial assets at fair value through profit or loss	235,248,587	231,390,556
Trading securities		0
Derivative financial instruments (assets)	14,511,190	14,770,594
Derivative financial instruments (liabilities)	(14,244,083)	(16,152,087)
Derivatives	267,107	(1,381,493)
Brazilian government securities	161,066,901	150,818,755
Corporate debt securities	5,485,677	5,975,194
Bank debt securities	5,512,479	5,921,076
Brazilian sovereign bonds	1,746,932	1,564,667
Foreign governments securities	6,454,894	0
Mutual funds	2,231,810	2,841,361
Marketable equity securities and other stocks	9,951,317	10,929,483
Total	192,450,010	178,050,536	[1]
Total	427,965,704	408,059,599
Level 1
Financial assets and liabilities measured at fair value
Brazilian government securities	195,987,017	202,199,216
Corporate debt and marketable equity securities	7,911,149	3,678,532
Bank debt securities	1,466,695	1,554,257
Mutual funds	5,518,833	3,657,393
Foreign governments securities	471,153	849,114
Brazilian sovereign bonds	47,308	659,603
Financial assets at fair value through profit or loss	211,402,155	212,598,115
Trading securities	0	0
Derivative financial instruments (assets)	107,388	34,752
Derivative financial instruments (liabilities)	(52,334)	(32,434)
Derivatives	55,054	2,318
Brazilian government securities	161,031,769	150,778,773
Corporate debt securities	2,344,002	3,761,191
Bank debt securities	5,098,002	5,715,372
Brazilian sovereign bonds	1,746,932	1,564,667
Foreign governments securities	6,454,894	0
Mutual funds	2,231,810	2,841,361
Marketable equity securities and other stocks	7,192,221	5,266,028
Total	186,099,630	169,927,392
Total	397,556,839	382,527,825
Level 2
Financial assets and liabilities measured at fair value
Brazilian government securities	4,848,858	4,556,831
Corporate debt and marketable equity securities	4,772,477	5,206,852
Bank debt securities	13,517,702	8,610,197
Mutual funds	0	0
Foreign governments securities	0	0
Brazilian sovereign bonds	0	0
Financial assets at fair value through profit or loss	23,139,037	18,373,880
Trading securities	0	0
Derivative financial instruments (assets)	14,392,323	14,699,247
Derivative financial instruments (liabilities)	(14,152,623)	(16,095,752)
Derivatives	239,700	(1,396,505)
Brazilian government securities	0	0
Corporate debt securities	2,541,288	1,664,892
Bank debt securities	414,477	205,704
Brazilian sovereign bonds	0	0
Foreign governments securities	0	0
Mutual funds	0	0
Marketable equity securities and other stocks	2,638,655	2,649,350
Total	5,594,420	4,519,946
Total	28,973,157	21,497,321
Level 3
Financial assets and liabilities measured at fair value
Brazilian government securities	3	3
Corporate debt and marketable equity securities	707,392	418,558
Bank debt securities	0	0
Mutual funds	0	0
Foreign governments securities	0	0
Brazilian sovereign bonds	0	0
Financial assets at fair value through profit or loss	707,395	418,561
Trading securities	0	0
Derivative financial instruments (assets)	11,479	36,595
Derivative financial instruments (liabilities)	(39,126)	(23,901)
Derivatives	(27,647)	12,694
Brazilian government securities	35,132	39,982
Corporate debt securities	600,387	549,111
Bank debt securities	0	0
Brazilian sovereign bonds	0	0
Foreign governments securities	0	0
Mutual funds	0	0
Marketable equity securities and other stocks	120,441	3,014,105
Total	755,960	3,603,198
Total	R$ 1,435,708	R$ 4,034,453

[1]	In June 2018, Management decided to reclassify the Securities measured at fair value through other comprehensive income to be measured at amortized cost, in the amount of R$17,022,922 thousand. This reclassification was the result of the alignment of risk and capital management. Without considering this reclassification of the securities it would have been recognized in other comprehensive income fair value changes in the amount of R$(297,343) thousand.